Future policy benefits and related reinsurance recoverable - Schedule of Weighted-Average Interest Rate For Future Policy Benefits (Details) - Long-Term Care Insurance	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average duration of liability (years) at current rate	9 years 11 months 8 days	10 years 3 months 7 days	10 years 4 months 28 days	11 years 3 days
Weighted-average duration of liability (years) at original rate	11 years 6 months 3 days	12 years 5 months 8 days	11 years 10 months 6 days	12 years 10 months 13 days
Weighted-average interest rate at current rate	4.90%	5.26%	4.62%	4.74%
Weighted-average interest rate at original rate	3.07%	3.05%	2.99%	2.94%